Note 38 - Operating Segments - Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Sep. 28, 2023
Statement Line Items [Line Items]
Revenue		$ 146,314		$ 142,082		$ 121,329
Inter-segmental revenue		0
Royalty		(7,637)		(7,124)		(6,083)
Production costs		(82,709)		(62,998)		(53,126)
Depreciation		(14,486)		(10,141)		(8,046)
Other income		263		60		46
Other expenses*		(4,367)	[1]	(11,782)		(7,136)
Administrative expenses		(17,429)		(11,941)		(9,091)
Management fee		0
Cash-settled share-based expense		(463)		(609)		(477)
Equity-settled share-based expense		(640)		(484)		0
Net foreign exchange (loss) gain	[2]	(2,550)		4,411		1,184
Fair value loss on derivative liabilities		(1,119)		(1,198)		(240)
Finance income		39		17		14
Finance cost		(3,024)		(657)		(375)
Profit (loss) before tax		12,192		39,636		37,999
Tax expense		(12,810)		(16,770)		(14,857)
Profit for the year		(618)		22,866		23,142
Current (excluding intercompany, including assets held for sale)		54,229		38,427
Non-current (excluding intercompany)		274,074		196,764
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		13,519
Additions other than through business combinations, property, plant and equipment		29,606		48,220
Expenditure on evaluation and exploration assets (note 17)		76,693		9,398
Intercompany balances		0		0
Current (excluding intercompany)		(40,133)		(32,441)
Non-current (excluding intercompany)		(23,978)		(9,291)
Intercompany balances		0		0
Depreciation		14,486		10,141		8,046
Other expenses*		4,367	[1]	11,782		7,136
Administrative expenses		17,429		11,941		$ 9,091
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue		0		0
Inter-segmental revenue		(17,623)		0
Royalty		0		0
Production costs		16,097		0
Depreciation		1,079		42
Other income		(1,750)		0
Other expenses*		0	[1]	427	[3]
Administrative expenses		17		8,722
Management fee		(3)		0
Cash-settled share-based expense		660		(1,462)
Equity-settled share-based expense		0		(484)
Net foreign exchange (loss) gain		(71)		406
Fair value loss on derivative liabilities		0		(1,198)
Finance income		0		0
Finance cost		(2)		229
Profit (loss) before tax		(1,596)		(11,700)
Tax expense		(19)		(850)
Profit for the year		(1,615)		(12,550)
Current (excluding intercompany, including assets held for sale)		(1,757)		(83)
Non-current (excluding intercompany)		(5,294)		(5,446)
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		0
Additions other than through business combinations, property, plant and equipment		(2,570)		(1,355)
Expenditure on evaluation and exploration assets (note 17)		0		0
Intercompany balances		(145,523)		(107,227)
Current (excluding intercompany)		0		0
Non-current (excluding intercompany)		4		116
Intercompany balances		145,523		107,227
Depreciation		(1,079)		(42)
Other expenses*		(0)	[1]	(427)	[3]
Administrative expenses		(17)		(8,722)
Material reconciling items [member]
Statement Line Items [Line Items]
Revenue		0		142,082
Inter-segmental revenue		0		0
Royalty		0		(7,124)
Production costs		0		(62,998)
Depreciation		(41)		(10,141)
Other income		1,766		60
Other expenses*		0	[1]	(11,782)	[3]
Administrative expenses		(10,124)		(11,941)
Management fee		0		0
Cash-settled share-based expense		(1,123)		(609)
Equity-settled share-based expense		(640)		(484)
Net foreign exchange (loss) gain		797		4,411
Fair value loss on derivative liabilities		(1,119)		(1,198)
Finance income		0		17
Finance cost		64		(657)
Profit (loss) before tax		(10,420)		39,636
Tax expense		(300)		(16,770)
Profit for the year		(10,720)		22,866
Current (excluding intercompany, including assets held for sale)		1,986		3,932
Non-current (excluding intercompany)		(2,419)		19,406
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		0
Additions other than through business combinations, property, plant and equipment		(11,440)		10,821
Expenditure on evaluation and exploration assets (note 17)		0		4
Intercompany balances		84,441		61,557
Current (excluding intercompany)		(2,210)		(13,089)
Non-current (excluding intercompany)		(416)		(1,109)
Intercompany balances		(81,227)		(59,749)
Depreciation		41		10,141
Other expenses*		(0)	[1]	11,782	[3]
Administrative expenses		10,124		11,941
Blanket Mine [member]
Statement Line Items [Line Items]
Revenue		140,615		142,082
Inter-segmental revenue		0		0
Royalty		(7,318)		(7,124)
Production costs		(68,923)		(62,701)
Depreciation		(15,385)		(10,735)
Other income		236		48
Other expenses*		(4,353)	[1]	(11,289)	[3]
Administrative expenses		(912)		(172)
Management fee		(3,468)		(3,454)
Cash-settled share-based expense		0		0
Equity-settled share-based expense		0		0
Net foreign exchange (loss) gain		(3,229)		4,415
Fair value loss on derivative liabilities		0		0
Finance income		0		0
Finance cost		(3,323)		(861)
Profit (loss) before tax		33,940		50,209
Tax expense		(12,256)		(15,785)
Profit for the year		21,684		34,424
Current (excluding intercompany, including assets held for sale)		51,236
Non-current (excluding intercompany)		188,426
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		13,519					$ 13,519
Additions other than through business combinations, property, plant and equipment		43,496
Expenditure on evaluation and exploration assets (note 17)		0
Intercompany balances		44,452
Current (excluding intercompany)		(31,747)
Non-current (excluding intercompany)		(17,634)
Intercompany balances		(24,412)
Depreciation		15,385		10,735
Other expenses*		4,353	[1]	11,289	[3]
Administrative expenses		912		172
South African operations [member]
Statement Line Items [Line Items]
Revenue		0		0
Inter-segmental revenue		17,623		19,885
Royalty		0		0
Production costs		(16,788)		(18,883)
Depreciation		(139)		(153)
Other income		10		12
Other expenses*		0	[1]	(66)	[3]
Administrative expenses		(4,301)		(3,047)
Management fee		3,471		3,454
Cash-settled share-based expense		0		0
Equity-settled share-based expense		0		0
Net foreign exchange (loss) gain		(144)		(119)
Fair value loss on derivative liabilities		0		0
Finance income		39		17
Finance cost		448		(25)
Profit (loss) before tax		219		1,075
Tax expense		(235)		(252)
Profit for the year		(16)		823
Current (excluding intercompany, including assets held for sale)		2,363		1,448
Non-current (excluding intercompany)		697		822
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		0
Additions other than through business combinations, property, plant and equipment		120		(881)
Expenditure on evaluation and exploration assets (note 17)		0		0
Intercompany balances		16,844		12,202
Current (excluding intercompany)		(4,421)		(1,901)
Non-current (excluding intercompany)		0		(101)
Intercompany balances		(34,193)		(34,753)
Depreciation		139		153
Other expenses*		(0)	[1]	66	[3]
Administrative expenses		4,301		3,047
Bilboes [member]
Statement Line Items [Line Items]
Revenue		5,699
Inter-segmental revenue		0
Royalty		(319)
Production costs		(13,095)
Depreciation		0
Other income		1
Other expenses*	[1]	(14)
Administrative expenses		(2,101)
Management fee		0
Cash-settled share-based expense		0
Equity-settled share-based expense		0
Net foreign exchange (loss) gain		97
Fair value loss on derivative liabilities		0
Finance income		0
Finance cost		(189)
Profit (loss) before tax		(9,921)
Tax expense		0
Profit for the year		(9,921)
Current (excluding intercompany, including assets held for sale)		0
Non-current (excluding intercompany)		0
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		0
Additions other than through business combinations, property, plant and equipment		0
Expenditure on evaluation and exploration assets (note 17)		0
Intercompany balances		(214)
Current (excluding intercompany)		0
Non-current (excluding intercompany)		0
Intercompany balances		0
Depreciation		(0)
Other expenses*	[1]	14
Administrative expenses		2,101
Evaluation and exploration assets [member]
Statement Line Items [Line Items]
Revenue		0		0
Inter-segmental revenue		0		(19,885)
Royalty		0		0
Production costs		0		18,586
Depreciation		0		789
Other income		0		0
Other expenses*		0	[1]	0	[3]
Administrative expenses		(8)		0
Management fee		0		0
Cash-settled share-based expense		0		853
Equity-settled share-based expense		0		0
Net foreign exchange (loss) gain		0		(291)
Fair value loss on derivative liabilities		0		0
Finance income		0		0
Finance cost		(22)		0
Profit (loss) before tax		(30)		52
Tax expense		0		117
Profit for the year		(30)		169
Current (excluding intercompany, including assets held for sale)		401		0
Non-current (excluding intercompany)		92,664		5,626
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		0
Additions other than through business combinations, property, plant and equipment		0		872
Expenditure on evaluation and exploration assets (note 17)		76,693		1,430
Intercompany balances		0		0
Current (excluding intercompany)		(1,755)		0
Non-current (excluding intercompany)		(5,932)		0
Intercompany balances		(5,691)		0
Depreciation		(0)		(789)
Other expenses*		(0)	[1]	(0)	[3]
Administrative expenses		$ 8		(0)
Zimbabwean operations [member]
Statement Line Items [Line Items]
Current (excluding intercompany, including assets held for sale)				33,130
Non-current (excluding intercompany)				176,356
Additions other than through business combinations, property, plant and equipment				38,763
Expenditure on evaluation and exploration assets (note 17)				7,964
Intercompany balances				33,468
Current (excluding intercompany)				(17,451)
Non-current (excluding intercompany)				(8,197)
Intercompany balances				$ (12,725)

[1]	Other expenses include impairment of plant and equipment of $26 for Blanket and $851 for the Bilboes oxide mine, as well as impairment of the solar VAT and duty receivable amounting to $720 for Blanket.
[2]	After December 31, 2023 the RTGS$:USD conversion rate devalued from RTGS$ 6,105:USD 1 to RTGS$ 20,945:USD 1 on March, 25 2024. The devaluation in the exchange rate will devalue RTGS$-denominated monetary assets in quarter 1, of 2024.
[3]	Other expenses include impairment of plant and equipment of $8,209 for Blanket, as well as impairment of the Connemara North of $720.